S000059298 [Member] Investment Strategy - iShares Core Dividend ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Dividend and Buyback IndexSM (the “Underlying Index”). The Underlying Index is designed to provide exposure to U.S.-based companies that return capital to shareholders through either dividend payments or share buybacks. The Underlying Index consists of companies with the largest dividend and buyback programs in the market measured by adjusted shareholder yield, as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). The Underlying Index is a subset of the Morningstar US Market Index (the “Parent Index”), which is a broad market index that represents approximately 97% of the market capitalization of publicly traded U.S. stocks.
Constituent securities of the Parent Index that have had recent aggregate dividend yield and net buyback yield (“total shareholder yield”) greater than 0.1%, as calculated by the Index Provider, are eligible for inclusion in the Underlying Index. The Index Provider’s adjusted shareholder yield calculation gives a 75% weighting to trailing twelve-month dividend yields and 25% weighting to trailing two-year net buyback yields.  Companies in the top 5% of total shareholder yield are removed. The remaining companies are selected by decreasing order of adjusted shareholder yield until 50% coverage of total shareholder payout dollars of the Parent Index (excluding any companies with a negative total shareholder yield) is reached. The “total shareholder payout dollars” of a company is defined as the total shareholder yield multiplied by the float-adjusted market capitalization of the company.
The Underlying Index is weighted by total shareholder payout dollars and constrained by capping each company at 4.9%. In addition, the sector weights are constrained within 5% (positive or negative) of the Parent Index. The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.